WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 132.9%
Alabama - 5.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$820,875
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	213,052	(a)(b)
Series F	5.500%	12/1/28	2,000,000	2,125,812	(a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,112,128	(a)(b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,643,446
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	423,479

Total Alabama				6,338,792

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	254,616

Arizona - 2.3%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	517,317	(a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	500,000	508,931	(a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,520	(a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	506,489
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	165,000	166,977	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,005,059

Total Arizona				2,957,293

Arkansas - 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	350,000	362,860	(c)

California - 11.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	513,753

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	$2,000,000	$2,000,207	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	632,830	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	502,856	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	360,316	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	400,032	(c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	2,000,000	2,011,600	(a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	246,728	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,250,000	1,255,780	(c)(d)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	550,000	550,134	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	801,909
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,480,000	2,665,015
River Islands, CA, Public Financing Authority,
Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	366,346
Community Facilities District No 2023-1	5.500%	9/1/43	250,000	260,580
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	836,836
Series A, Refunding	5.000%	10/1/43	250,000	271,408
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	693,408	(c)

Total California				14,369,738

Colorado - 1.7%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,148
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	257,141	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	$1,000,000	$1,127,376	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,993	(c)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	130,376

Total Colorado				2,117,034

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	260,672
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	535,026
Connecticut State, GO:
Series A	5.000%	4/15/39	1,290,000	1,398,518
Series B	4.000%	1/15/41	250,000	257,097

Total Connecticut				2,451,313

Florida - 6.4%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	260,250	(c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	498,750	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	151,955	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	1,100,000	1,141,346
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	553,978
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	258,911	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,504,953
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	259,372
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,048,980	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	$250,000	$274,059
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	143,343
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	1,825,000	2,051,767

Total Florida				8,147,664

Georgia - 1.6%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	211,487
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	211,363
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	264,775
Series B	5.000%	6/1/29	1,000,000	1,051,385	(a)(b)
Series C	5.000%	9/1/30	300,000	319,411	(a)(b)

Total Georgia				2,058,421

Guam - 0.2%
Guam Government, Business Privilege Tax
Revenue, Series F, Refunding	4.000%	1/1/36	200,000	202,098

Illinois - 22.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	516,815
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,016,170
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	275,698
Series C, Refunding	5.000%	12/1/24	250,000	251,320
Series C, Refunding, AGM	5.000%	12/1/32	2,000,000	2,121,593
Series D	5.000%	12/1/46	1,500,000	1,503,021
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	273,656
Series A	5.500%	1/1/35	250,000	270,239
Series A	5.000%	1/1/40	610,000	632,424
Series A, Refunding	5.625%	1/1/29	500,000	523,785

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

Security	Rate	Maturity Date	Face Amount	Value
Illinois - continued
Series C, Refunding	5.000%	1/1/25	$500,000	$504,964
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	528,519
Senior Lien, Series D	5.250%	1/1/37	400,000	421,467
Series A, Refunding	5.000%	1/1/31	1,750,000	1,764,172	(c)
Series C, Refunding	5.000%	1/1/43	600,000	635,139	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	572,815
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/58	500,000	541,945
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	304,941
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	622,833
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	672,673
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	518,448
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,010,631
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	593,348
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	107,535
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	525,611
Series A	5.000%	5/1/36	770,000	811,806
Series A	5.000%	5/1/39	300,000	313,071
Series A, Refunding	5.000%	10/1/29	1,300,000	1,406,671
Series B, Refunding	5.000%	9/1/27	600,000	635,823
Series C	5.000%	12/1/41	1,250,000	1,366,963
Series D	5.000%	11/1/27	300,000	319,131
Series D, Refunding	5.000%	7/1/34	400,000	453,194
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	592,821
McCormick Place Expansion Project, Series A,
Refunding	5.000%	6/15/50	1,200,000	1,234,047
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	264,116

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	5

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	$500,000	$526,630
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	500,000	103,107
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,135,628
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	269,636

Total Illinois				28,142,406

Indiana - 5.0%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	795,794
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,095,706
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	232,956
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	201,209
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,005,822

Total Indiana				6,331,487

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	792,911	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	526,737

Total Iowa				1,319,648

Kentucky - 3.0%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,199,257	(a)(b)
Series C	4.000%	6/1/25	1,600,000	1,602,446	(a)(b)
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,011,279	(a)(b)(c)

Total Kentucky				3,812,982

Louisiana - 5.6%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	494,830

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
New Orleans, LA, Aviation Board, General Airport
Revenue:
Series B	5.000%	1/1/29	$2,000,000	$2,019,010	(c)
Series B	5.000%	1/1/30	2,000,000	2,019,471	(c)
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,683,213	(c)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	900,000	860,302	(a)(b)

Total Louisiana				7,076,826

Maryland - 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	480,307
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	247,812

Total Maryland				728,119

Massachusetts - 2.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	385,428
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	543,971
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	605,000	682,253
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	265,938
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	205,829
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	520,822	(c)

Total Massachusetts				2,604,241

Michigan - 3.6%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	250,404
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,133,401
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	832,982
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	363,806
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	259,582

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	$275,000	$278,636
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,004,733
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	150,080
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	306,212	(c)

Total Michigan				4,579,836

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	794,376	(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	151,797
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	297,557

Total Missouri				1,243,730

Nebraska - 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	534,322
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	503,171

Total Nebraska				1,037,493

New Jersey - 6.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,013,221
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,030,957	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,117,357
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,236,621
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	631,637

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	$1,400,000	$1,432,967
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	534,658

Total New Jersey				7,997,418

New York - 20.5%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	360,305	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,059,197
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,090,835
Series A-2	5.000%	5/15/30	400,000	435,576	(a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	278,008
Subseries B-1	5.250%	10/1/43	1,000,000	1,125,798
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,230,459
Subseries C-1	4.000%	5/1/39	2,200,000	2,244,518
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,611,485
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	811,943
Series D, Refunding	5.000%	2/15/41	750,000	818,490	(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,276,104
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	879,824	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,240,868	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	250,000	282,337	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	$250,000	$271,635	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,202,938	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,227,671	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	531,924
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	539,495
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	742,672	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,522,144	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,114,924
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,180,827

Total New York				26,079,977

North Carolina - 0.2%

Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	250,000	267,225

North Dakota - 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	700,000	536,459

Ohio - 2.1%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	538,995
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	547,579
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	524,897
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	311,345	(a)(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
AMG Vanadium Project, Series 2019	5.000%	7/1/49	$500,000	$456,468	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	252,574	(a)(b)(c)

Total Ohio				2,631,858

Pennsylvania - 4.0%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	250,000	251,728
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	215,137
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	150,000	151,962	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	290,000	291,845
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	250,000	257,010
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,681,072	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	213,819	(c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	540,729
Series B, Refunding	5.250%	12/1/47	250,000	279,423
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	534,579
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	156,475
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	468,945

Total Pennsylvania				5,042,724

Puerto Rico - 6.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,550,420	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	403,858	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,799	1,775

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
CAB, Restructured, Series A-1	0.000%	7/1/33	$14,271	$9,198
Restructured, Series A-1	5.375%	7/1/25	12,350	12,539
Restructured, Series A-1	5.625%	7/1/27	12,238	12,929
Restructured, Series A-1	5.625%	7/1/29	12,040	13,059
Restructured, Series A-1	5.750%	7/1/31	11,694	13,060
Restructured, Series A-1	4.000%	7/1/33	11,089	10,894
Restructured, Series A-1	4.000%	7/1/35	229,968	223,220
Restructured, Series A-1	4.000%	7/1/37	740,000	706,760
Restructured, Series A-1	4.000%	7/1/41	111,631	103,687
Restructured, Series A-1	4.000%	7/1/46	12,097	10,933
Subseries CW	0.000%	11/1/43	49,029	28,743	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	58,300	*(g)
Series A	5.050%	7/1/42	75,000	19,875	*(g)
Series DDD, Refunding	—	7/1/21	280,000	73,500	*(h)
Series TT	5.000%	7/1/37	450,000	119,250	*(g)
Series XX	5.250%	7/1/40	400,000	106,000	*(g)
Series ZZ, Refunding	—	7/1/18	250,000	65,625	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	195,070
Restructured, Series A-1	4.550%	7/1/40	50,000	50,388
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,483,188
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,398,451

Total Puerto Rico				7,670,722

South Carolina - 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.458%	3/1/31	250,000	257,567	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	489,380
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	421,723	(c)

Total South Carolina				1,168,670

Tennessee - 3.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	734,286

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	$300,000	$312,353
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	500,000	501,582	(a)(b)
Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,103,798	(a)(b)

Total Tennessee				4,652,019

Texas - 6.2%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	251,940
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,005,524	(c)
Series 2022	5.000%	11/15/39	350,000	380,494	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	525,843
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	341,853	(a)(b)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,012,248
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	301,485
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	509,977	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	456,370	(c)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,110,566	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	92,947	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	230,000	221,108
North Texas Tollway Authority Revenue, First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,316,500
Texas State Private Activity Bond Surface Transportation Corp. Revenue, NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	300,000	323,765	(c)

Total Texas				7,850,620

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.6%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	$250,000	$256,180
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	475,930
Series 2021	4.000%	10/15/36	100,000	96,552

Total Utah				828,662

Virginia - 3.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	219,895
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	5.250%	7/1/48	250,000	275,212
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,223,889
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,337,437	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	520,233	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	265,442

Total Virginia				3,842,108

Washington - 0.9%

Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,091,385	(c)

Wisconsin - 2.6%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,122,217
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	146,761
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	500,000	525,340
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	538,203

Total Wisconsin				3,332,521

Total Municipal Bonds (Cost — $167,090,384)				169,128,965

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds Deposited in Tender Option Bond Trusts (i) - 4.6%
New York - 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	$1,625,000	$1,786,626
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,925,000	1,904,320
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	2,087,425

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost - $5,536,312)				5,778,371

Total Investments - 137.5% (Cost - $172,626,696)				174,907,336

Variable Rate Demand Preferred Stock, at Liquidation Value - (37.2)%				(47,400,000)
TOB Floating Rate Notes - (2.4)%				(3,000,000)
Other Assets in Excess of Other Liabilities - 2.1%				2,733,656

Total Net Assets Applicable to Common Shareholders - 100.0%				$127,240,992

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of February 29, 2024.

(h)	The maturity principal is currently in default as of February 29, 2024.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	15

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 29, 2024

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
TFA	— Transitional Finance Authority

At February 29, 2024, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION
Contracts to Buy:
U.S. Treasury Ultra Long-Term

Bonds	42	6/24	$5,306,733	$5,370,750	$64,017

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$169,128,965	—	$169,128,965
Municipal Bonds Deposited in
Tender Option Bond Trusts	—	5,778,371	—	5,778,371

Total Investments	—	$174,907,336	—	$174,907,336

Other Financial Instruments:
Futures Contracts††	$64,017	—	—	$64,017

Total	$64,017	$174,907,336	—	$174,971,353

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report	19